Advances to Vendors, Net - Schedule of Advances to Vendors (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Advances to Vendors [Abstract]
Prepayments for virtual technology services	$ 13,499,833	$ 10,865,623
Prepayments for digital assets development	1,168,353	3,513,144
Subtotal	14,668,186	14,378,767
Less: allowance for doubtful accounts	(4,277,867)	(3,913,989)	$ (1,047,306)
Total advances to vendors, net	10,390,319	10,464,778
Less: advances to vendors – noncurrent	266,498	258,224
Advances to vendors – current	$ 10,123,821	$ 10,206,554